Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities
Net loss for the period	$ (8,281)	$ (6,754)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization and depreciation	298	151
Share based compensation	1,875	3,869
Gain on revaluation of warrant liability		(400)
Gain from revaluation of investment in associate	(7)
Change in long term trade receivables	(1,124)
Change in severance liability		(3)
Change in inventory	(1,645)	15
Change in trade receivables	(503)	(121)
Change in other accounts receivables	(544)	(268)
Accrued interest on loans and leases	64	14
Change in accounts payable	784	(357)
Change in other accounts payable	(575)	42
Net cash used in operating activities:	(9,658)	(3,812)
Cash flows from investing activities
Investment in short-term deposits	(89)	(10,650)
Investment in financial assets	14,978
Purchase of property, plant and equipment	(344)	(46)
Net of cash flows from investing activities	14,545	(10,696)
Cash flows from financing activities
Proceeds from the issuance of shares and warrants, net		27,395
Exercise of warrants	946
Lease payments	(260)	(81)
Proceeds from exercise of options	12	1,020
Purchase of treasury stock	(3,479)
Repayment of loans	(1)	(771)
Transactions with non-controlling interests		(1,850)
Net of Cash flows from financing activities	(2,782)	25,713
Decrease in cash and cash equivalents	2,105	11,205
Effect of changes in foreign exchange rates	578	(540)
Cash and cash equivalents at beginning of period	13,525	13,526
Cash and cash equivalents at end of period	16,208	24,191
Interest paid during the period	20	18
APPENDIX A: NON-CASH ACTIVITIES
Recognition of a lease liability and right-of-use asset		1,716
Fair value of warrants exercise during the period	$ 576